Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended
	May 10, 2023	Oct. 25, 2022	Jun. 23, 2022	Dec. 21, 2021	Jun. 29, 2021	Oct. 18, 2017	Oct. 31, 2019	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
C000225893
Account Value [Line Items]
Line Graph and Table Measure Name					NYLI MacKay Core Plus Bond ETF*
Account Value					$ 10,000			$ 9,622	$ 9,052	$ 8,424	$ 8,950	$ 8,323	$ 9,069	$ 10,020
C000238088
Account Value [Line Items]
Line Graph and Table Measure Name		NYLI MacKay ESG High Income ETF
Account Value		$ 10,000						12,290	11,521	10,663	10,712	10,049
C000248469
Account Value [Line Items]
Line Graph and Table Measure Name							NYLI MacKay Securitized Income ETF
Account Value							$ 10,007	10,497	9,865	9,307	9,892	9,211	10,025	10,778	$ 10,759	$ 10,567	$ 10,131
C000184310
Account Value [Line Items]
Line Graph and Table Measure Name						NYLI MacKay Muni Insured ETF
Account Value						$ 10,000	11,089	11,725	11,405	10,492	11,159	10,202	10,968	12,036	12,012	11,714	11,090	$ 10,658	$ 10,042	$ 9,987	$ 9,996
C000184311
Account Value [Line Items]
Line Graph and Table Measure Name						NYLI MacKay Muni Intermediate ETF
Account Value						$ 10,000	$ 11,037	11,822	11,548	10,949	11,311	10,565	11,018	11,850	11,864	11,485	10,904	10,623	10,021	9,966	9,992
C000222073
Account Value [Line Items]
Line Graph and Table Measure Name				NYLI MacKay California Muni Intermediate ETF
Account Value				$ 10,000				9,417	9,228	8,687	8,983	8,427	8,782
C000241259
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI CBRE Real Assets ETF
Account Value	$ 10,000							11,277	9,984	8,759
C000234758
Account Value [Line Items]
Line Graph and Table Measure Name			NYLI Winslow Large Cap Growth ETF
Account Value			$ 10,000					18,025	15,732	12,259	11,489	10,186
C000234759
Account Value [Line Items]
Line Graph and Table Measure Name			NYLI Winslow Focused Large Cap Growth ETF
Account Value			$ 10,000					18,692	16,219	12,435	11,812	10,350
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000			9,370	8,897	8,476	9,029	8,446	9,068	10,016
Bloomberg Very Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Very Liquid High Yield Index
Account Value		$ 10,000						12,556	11,777	10,788	10,814	10,191
Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Securitized Bond Index
Account Value							$ 10,035	9,797	9,264	8,800	9,441	8,852	9,522	10,395	10,420	10,445	10,401
Bloomberg Municipal All Insured Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal All Insured Bond Index
Account Value						$ 10,000	11,081	11,749	11,452	10,572	11,186	10,274	10,872	11,985	11,945	11,520	10,929	10,617	9,975	9,903	9,966
Bloomberg Municipal Bond Index 1-15 Year Blend
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index 1-15 Year Blend
Account Value						$ 10,000	$ 10,721	11,348	11,124	10,553	10,923	10,299	10,554	11,311	11,323	11,113	10,649	10,403	9,916	9,853	9,969
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg California Intermediate Municipal Bond Index
Account Value				$ 10,000				9,891	9,697	9,224	9,583	9,028	9,186
CBRE Real Assets Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	CBRE Real Assets Blended Index
Account Value	$ 10,000							11,354	9,991	8,860
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			$ 10,000					17,589	15,117	12,234	11,469	10,285
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			$ 10,000					17,589	15,117	12,234	11,469	10,285
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000						11,242	10,674	10,169	10,833	10,133
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value							$ 10,030	9,915	9,415	8,969	9,555	8,938	9,596	10,600	10,489	10,651	10,517
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Account Value						$ 10,000	10,842	11,425	11,150	10,415	10,922	10,147	10,617	11,528	11,526	11,231	10,697	10,471	9,909	9,864	9,960
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Account Value						$ 10,000	$ 10,842	11,425	11,150	10,415	10,922	10,147	10,617	$ 11,528	$ 11,526	$ 11,231	$ 10,697	$ 10,471	$ 9,909	$ 9,864	$ 9,960
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Account Value				$ 10,000				9,814	9,578	8,947	9,383	8,716	$ 9,121
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 10,000							13,243	11,917	9,907
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000					15,554	13,662	11,283	11,171	10,411
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000					$ 15,554	$ 13,662	$ 11,283	$ 11,171	$ 10,411